Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance	$ 33,569	$ 100,061
Rent		908
Professional fees		17,500
Deposit		20,958
Other		7,638
Total prepaid expenses and other current assets	$ 33,569	$ 147,065